Consolidated Condensed Statement of Changes in Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Net Former Parent Investment	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest
Equity, beginning of period at Dec. 31, 2013					$ 4,850.6	$ 272.8	$ 1.7
Net earnings for the period	$ 883.4				883.4
Net transfers to Former Parent					(635.0)
Other comprehensive income (loss)	(173.3)					(173.3)
Common stock-based award activity					30.8
Change in noncontrolling interest							1.5
Equity, end of period at Dec. 31, 2014					5,129.8	99.5	3.2
Net earnings for the period	863.8				863.8
Net transfers to Former Parent					(834.9)
Other comprehensive income (loss)	(113.9)					(113.9)
Common stock-based award activity					35.2
Change in noncontrolling interest							(0.2)
Equity, end of period at Dec. 31, 2015	$ 5,182.5				5,193.9	(14.4)	3.0
Common stock outstanding (in shares) at Dec. 31, 2015	100
Net earnings for the period	$ 872.3			$ 451.4	420.9
Recapitalization (in shares)		345,200,000
Recapitalization		$ 3.5			(3.5)
Cash dividend paid to Former Parent					(3,000.0)
Dividends to shareholders	(48.4)			(48.4)
Net transfers to Former Parent					(301.4)
Separation related adjustments			$ 2,381.3		(2,332.3)
Other comprehensive income (loss)	(131.4)					(131.4)
Common stock-based award activity			45.9		22.4
Common stock-based award activity (in shares)		700,000
Change in noncontrolling interest							0.1
Equity, end of period at Dec. 31, 2016	$ 2,691.0	$ 3.5	2,427.2	403.0	$ 0.0	(145.8)	3.1
Common stock outstanding (in shares) at Dec. 31, 2016	345,900,000	345,900,000
Net earnings for the period	$ 199.7			199.7
Dividends to shareholders				(24.2)
Separation related adjustments			(33.6)
Other comprehensive income (loss)	44.4					44.4
Common stock-based award activity			14.2
Common stock-based award activity (in shares)		700,000
Change in noncontrolling interest							0.4
Equity, end of period at Mar. 31, 2017	$ 2,891.9	$ 3.5	$ 2,407.8	$ 578.5		$ (101.4)	$ 3.5
Common stock outstanding (in shares) at Mar. 31, 2017	346,600,000	346,600,000